Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Years ending December 31,	Amount

2013	$2,465
2014	2,421
2015	2,316
2016	2,301
2017	2,297
2018 and after	9,516

Total	$21,316